Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of reconciliation of cash and cash equivalents and restricted cash to amounts
	December 31,
	2021	2020
Cash and cash equivalents	$21,945,981	$6,056,190
Restricted cash	50,000	400,000
Total Cash and cash equivalents and Restricted cash	$21,995,981	$6,456,190

Schedule of property and equipment estimated useful life
Property and Equipment	Useful life
Machinery and equipment	5 years
Furniture and fixtures	7 years
Leasehold improvements	Shorter of 3 years or lease term
Automobile	5 years